Revenues - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Revenues
Revenues	¥ 194,510	$ 28,667	¥ 178,821
Transferred at point in time
Revenues
Revenues	112,071	16,517	113,754
Transferred over time
Revenues
Revenues	¥ 82,439	$ 12,150	¥ 65,067